Subsequent Events - Schedule of Outstanding Principal and Accrued Interest Shall Convert into Shares of SEE ID at a Discount (Details)	12 Months Ended
	Dec. 31, 2024 USD ($)
Schedule of Outstanding Principal and Accrued Interest Shall Convert into Shares of SEE ID at a Discount [Line Items]
Accrued interest	$ 2,850,000
January 29, 2025 [Member] | Bridge Loan Agreements [Member]
Schedule of Outstanding Principal and Accrued Interest Shall Convert into Shares of SEE ID at a Discount [Line Items]
Accrued interest	1,500,000	[1]
March 29, 2025 [Member] | Bridge Loan Agreements [Member]
Schedule of Outstanding Principal and Accrued Interest Shall Convert into Shares of SEE ID at a Discount [Line Items]
Accrued interest	100,000	[2]
April 9, 2025 [Member] | Bridge Loan Agreements [Member]
Schedule of Outstanding Principal and Accrued Interest Shall Convert into Shares of SEE ID at a Discount [Line Items]
Accrued interest	500,000	[1]
May 7, 2025 [Member] | Bridge Loan Agreements [Member]
Schedule of Outstanding Principal and Accrued Interest Shall Convert into Shares of SEE ID at a Discount [Line Items]
Accrued interest	500,000	[1]
June 5, 2025 [Member] | Bridge Loan Agreements [Member]
Schedule of Outstanding Principal and Accrued Interest Shall Convert into Shares of SEE ID at a Discount [Line Items]
Accrued interest	$ 250,000	[3]

[1]	Bridge loans from this investor (who, as discussed below, is also a PIPE investor) had an aggregate principal amount of $2,500,000. At closing of the BCA (as defined in the Business Combination disclosure below) on June 18, 2025, the investor received a cash payment of $293,500, comprised of $250,000 of minimum 10% interest and $43,500 of principal repayment, and a number of shares equivalent to $2,456,500 at a per share price of $4.
[2]	Aggregate loan principal and minimum 10% interest totaling $110,000 was paid in cash at closing of the BCA on June 18, 2025.
[3]	Aggregate loan principal and minimum 8% interest totaling $270,000 was paid in cash at closing of the BCA on June 18, 2025.